Cover	Aug. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2026
Registrant Name	Fundrise eREIT, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-293216
Entity Tax Identification Number	39-4909120
Entity Address, Address Line One	11 Dupont Circle NW, 9th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	584-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002093809